Investment Securities - Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Realized gains	$ 147	$ 74	$ 163
Realized losses	(301)	(219)	(143)
Net realized gains (losses)	(154)	(145)	20
Income tax expense (benefit) on net realized gains (losses)	$ (39)	$ (37)	$ 5